UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00203
MASSACHUSETTS INVESTORS TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

Massachusetts
Investors Trust
Class A-MITTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.70%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class B-MITBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$77	1.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class C-MITCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$77	1.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class I-MITIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$24	0.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class R1-MITGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$77	1.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class R2-MIRTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$51	0.95%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class R3-MITHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$37	0.70%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class R4-MITDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$24	0.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Massachusetts
Investors Trust
Class R6-MITJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.37%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MITR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

Massachusetts Investors Trust
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Massachusetts Investors Trust
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	427,091	$ 91,201,012
Howmet Aerospace, Inc.	1,755,939	136,313,545
		$227,514,557
Alcoholic Beverages – 1.2%
Diageo PLC	1,390,603	$ 43,761,937
Pernod Ricard S.A.	305,000	41,506,616
		$85,268,553
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	79,441	$ 61,006,819
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	136,152	$ 10,033,041
CME Group, Inc.	223,295	43,899,797
		$53,932,838
Business Services – 1.4%
Fiserv, Inc. (a)	661,967	$ 98,659,562
Computer Software – 13.5%
Adobe Systems, Inc. (a)	95,050	$ 52,804,077
Check Point Software Technologies Ltd. (a)	519,707	85,751,655
Dun & Bradstreet Holdings, Inc.	3,514,586	32,545,066
Microsoft Corp.	1,441,528	644,290,940
Salesforce, Inc.	458,220	117,808,362
		$933,200,100
Computer Software - Systems – 3.9%
Apple, Inc.	1,290,408	$ 271,785,733
Construction – 1.3%
Allegion PLC	311,006	$ 36,745,359
Summit Materials, Inc., “A” (a)	1,539,190	56,349,746
		$93,095,105
Consumer Products – 2.3%
Colgate-Palmolive Co.	902,880	$ 87,615,475
Kenvue, Inc.	3,973,738	72,242,557
		$159,858,032
Electrical Equipment – 3.3%
AMETEK, Inc.	375,425	$ 62,587,102
Johnson Controls International PLC	907,784	60,340,402
TE Connectivity Ltd.	690,607	103,888,011
		$226,815,515
MITFS-SEM

Massachusetts Investors Trust
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 12.6%
Analog Devices, Inc.	538,214	$ 122,852,728
Applied Materials, Inc.	399,865	94,364,141
ASML Holding N.V.	75,881	78,355,513
Lam Research Corp.	66,937	71,277,864
NVIDIA Corp.	3,534,084	436,600,737
Texas Instruments, Inc.	334,401	65,051,027
		$868,502,010
Energy - Independent – 2.3%
ConocoPhillips	1,417,496	$ 162,133,192
Energy - Integrated – 1.4%
Exxon Mobil Corp.	827,870	$ 95,304,394
Food & Beverages – 0.7%
Mondelez International, Inc.	756,325	$ 49,493,908
Health Maintenance Organizations – 1.7%
Cigna Group	346,049	$ 114,393,418
Insurance – 3.0%
Aon PLC	215,410	$ 63,240,068
Chubb Ltd.	335,132	85,485,470
Willis Towers Watson PLC	227,047	59,518,101
		$208,243,639
Internet – 6.2%
Alphabet, Inc., “A”	2,320,095	$ 422,605,304
Alphabet, Inc., “C”	44,903	8,236,109
		$430,841,413
Leisure & Toys – 1.1%
Electronic Arts, Inc.	537,777	$ 74,928,469
Machinery & Tools – 1.4%
Eaton Corp. PLC	309,872	$ 97,160,366
Major Banks – 5.8%
Bank of America Corp.	2,473,678	$ 98,378,174
Goldman Sachs Group, Inc.	249,850	113,012,152
JPMorgan Chase & Co.	946,259	191,390,345
		$402,780,671
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	309,252	$ 96,941,224
Medical Equipment – 4.1%
Agilent Technologies, Inc.	623,171	$ 80,781,657
Becton, Dickinson and Co.	321,941	75,240,831
Medtronic PLC	1,136,627	89,463,911
STERIS PLC	158,844	34,872,612
		$280,359,011

Massachusetts Investors Trust
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	281,756	$ 124,299,477
Visa, Inc., “A”	570,690	149,789,004
		$274,088,481
Pharmaceuticals – 5.7%
Eli Lilly & Co.	133,085	$ 120,492,497
Merck & Co., Inc.	588,981	72,915,848
Pfizer, Inc.	2,727,114	76,304,650
Vertex Pharmaceuticals, Inc. (a)	264,641	124,042,529
		$393,755,524
Pollution Control – 0.7%
Waste Management, Inc.	235,129	$ 50,162,421
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	447,341	$ 35,219,157
Specialty Chemicals – 2.2%
DuPont de Nemours, Inc.	870,165	$ 70,039,581
Linde PLC	181,016	79,431,631
		$149,471,212
Specialty Stores – 8.4%
Amazon.com, Inc. (a)	1,587,452	$ 306,775,099
Costco Wholesale Corp.	135,113	114,844,699
Home Depot, Inc.	276,596	95,215,407
Target Corp.	416,585	61,671,243
		$578,506,448
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	606,624	$ 117,915,573
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	155,073	$ 24,811,680
Utilities - Electric Power – 2.2%
Southern Co.	1,018,954	$ 79,040,262
Xcel Energy, Inc.	1,313,941	70,177,589
		$149,217,851
Total Common Stocks (Identified Cost, $3,390,575,379)		$6,865,366,876
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $60,198,816)	60,195,007	$ 60,201,026
Other Assets, Less Liabilities – (0.3)%		(21,199,886)
Net Assets – 100.0%		$6,904,368,016

Massachusetts Investors Trust
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,201,026 and $6,865,366,876, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Massachusetts Investors Trust
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $3,390,575,379)	$6,865,366,876
Investments in affiliated issuers, at value (identified cost, $60,198,816)	60,201,026
Cash	150,367
Receivables for
Investments sold	9,019,578
Fund shares sold	1,241,957
Dividends	5,642,914
Other assets	65,558
Total assets	$6,941,688,276
Liabilities
Payables for
Investments purchased	$11,219,543
Fund shares reacquired	24,143,561
Payable to affiliates
Investment adviser	250,732
Administrative services fee	6,736
Shareholder servicing costs	1,129,308
Distribution and service fees	128,898
Accrued expenses and other liabilities	441,482
Total liabilities	$37,320,260
Net assets	$6,904,368,016
Net assets consist of
Paid-in capital	$2,938,575,971
Total distributable earnings (loss)	3,965,792,045
Net assets	$6,904,368,016
Shares of beneficial interest outstanding	179,026,594
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,130,042,539	105,148,666	$39.28
Class B	13,408,788	361,206	37.12
Class C	77,498,962	2,163,338	35.82
Class I	1,114,371,697	29,703,160	37.52
Class R1	4,323,203	122,278	35.36
Class R2	77,355,340	2,134,682	36.24
Class R3	199,278,634	5,146,839	38.72
Class R4	49,477,218	1,239,702	39.91
Class R6	1,238,611,635	33,006,723	37.53
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $41.68 [100 / 94.25 x $39.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Massachusetts Investors Trust
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24 (unaudited) Net investment income (loss)
Income
Dividends	$43,475,311
Dividends from affiliated issuers	1,015,364
Other	32,940
Interest	44
Foreign taxes withheld	(62,374)
Total investment income	$44,461,285
Expenses
Management fee	$10,914,968
Distribution and service fees	5,841,475
Shareholder servicing costs	2,587,731
Administrative services fee	306,487
Independent Trustees' compensation	56,282
Custodian fee	78,091
Shareholder communications	138,603
Audit and tax fees	37,247
Legal fees	16,819
Miscellaneous	220,509
Total expenses	$20,198,212
Reduction of expenses by distributor	(13,256)
Net expenses	$20,184,956
Net investment income (loss)	$24,276,329
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$416,705,150
Affiliated issuers	(6,093)
Foreign currency	2,976
Net realized gain (loss)	$416,702,033
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$455,770,394
Affiliated issuers	(942)
Translation of assets and liabilities in foreign currencies	(37,534)
Net unrealized gain (loss)	$455,731,918
Net realized and unrealized gain (loss)	$872,433,951
Change in net assets from operations	$896,710,280
See Notes to Financial Statements

Massachusetts Investors Trust
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$24,276,329	$58,148,494
Net realized gain (loss)	416,702,033	661,207,651
Net unrealized gain (loss)	455,731,918	366,574,706
Change in net assets from operations	$896,710,280	$1,085,930,851
Total distributions to shareholders	$—	$(663,281,563)
Change in net assets from fund share transactions	$(332,142,650)	$(18,487,537)
Total change in net assets	$564,567,630	$404,161,751
Net assets
At beginning of period	6,339,800,386	5,935,638,635
At end of period	$6,904,368,016	$6,339,800,386
See Notes to Financial Statements

Massachusetts Investors Trust
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$34.32	$31.99	$41.67	$35.80	$32.79	$26.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.27	$0.24	$0.28	$0.28
Net realized and unrealized gain (loss)	4.84	5.80	(6.96)	9.24	4.29	8.20
Total from investment operations	$4.96	$6.09	$(6.69)	$9.48	$4.57	$8.48
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.32)	$(0.27)	$(0.26)	$(0.21)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.76)	$(2.99)	$(3.61)	$(1.56)	$(2.48)
Net asset value, end of period (x)	$39.28	$34.32	$31.99	$41.67	$35.80	$32.79
Total return (%) (r)(s)(t)(x)	14.45(n)	19.15	(16.34)	26.82	14.12	31.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.71	0.71	0.70	0.71	0.71
Expenses after expense reductions	0.70(a)	0.71	0.70	0.70	0.70	0.69
Net investment income (loss)	0.65(a)	0.86	0.77	0.59	0.88	0.90
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$4,130,043	$3,741,596	$3,447,345	$4,407,327	$3,780,213	$3,893,021

See Notes to Financial Statements

Massachusetts Investors Trust
Financial Highlights - continued
Class B	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$32.56	$30.48	$39.82	$34.41	$31.63	$25.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.03	$(0.00)(w)	$(0.04)	$0.04	$0.04
Net realized and unrealized gain (loss)	4.58	5.51	(6.65)	8.84	4.11	7.93
Total from investment operations	$4.56	$5.54	$(6.65)	$8.80	$4.15	$7.97
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.05)	$(0.07)	$(0.02)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.46)	$(2.69)	$(3.39)	$(1.37)	$(2.29)
Net asset value, end of period (x)	$37.12	$32.56	$30.48	$39.82	$34.41	$31.63
Total return (%) (r)(s)(t)(x)	14.00(n)	18.27	(16.96)	25.88	13.26	30.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.46	1.46	1.45	1.46	1.46
Expenses after expense reductions	1.45(a)	1.46	1.46	1.45	1.46	1.46
Net investment income (loss)	(0.12)(a)	0.09	(0.01)	(0.11)	0.11	0.13
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$13,409	$16,263	$21,881	$38,856	$42,213	$52,057
Class C	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.42	$29.56	$38.76	$33.57	$30.89	$25.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.03	$0.00(w)	$(0.05)	$0.03	$0.04
Net realized and unrealized gain (loss)	4.42	5.34	(6.47)	8.63	4.02	7.75
Total from investment operations	$4.40	$5.37	$(6.47)	$8.58	$4.05	$7.79
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.06)	$(0.05)	$(0.07)	$(0.03)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.51)	$(2.73)	$(3.39)	$(1.37)	$(2.30)
Net asset value, end of period (x)	$35.82	$31.42	$29.56	$38.76	$33.57	$30.89
Total return (%) (r)(s)(t)(x)	14.00(n)	18.26	(16.97)	25.89	13.28	30.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.46	1.46	1.45	1.46	1.46
Expenses after expense reductions	1.45(a)	1.46	1.46	1.45	1.46	1.46
Net investment income (loss)	(0.11)(a)	0.10	0.01	(0.13)	0.12	0.13
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$77,499	$79,659	$81,795	$117,180	$121,289	$174,905

See Notes to Financial Statements

Massachusetts Investors Trust
Financial Highlights - continued
Class I	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$32.74	$30.67	$40.10	$34.55	$31.70	$25.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.37	$0.35	$0.30	$0.35	$0.34
Net realized and unrealized gain (loss)	4.62	5.55	(6.70)	8.97	4.14	7.96
Total from investment operations	$4.78	$5.92	$(6.35)	$9.27	$4.49	$8.30
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.41)	$(0.38)	$(0.34)	$(0.29)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.85)	$(3.08)	$(3.72)	$(1.64)	$(2.56)
Net asset value, end of period (x)	$37.52	$32.74	$30.67	$40.10	$34.55	$31.70
Total return (%) (r)(s)(t)(x)	14.60(n)	19.42	(16.13)	27.19	14.39	32.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.46	0.46	0.45	0.46	0.46
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.90(a)	1.11	1.02	0.77	1.10	1.13
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$1,114,372	$1,010,646	$921,627	$1,181,050	$901,662	$470,991
Class R1	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.01	$29.19	$38.32	$33.22	$30.59	$25.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.03	$0.00(w)	$(0.05)	$0.03	$0.02
Net realized and unrealized gain (loss)	4.37	5.27	(6.39)	8.55	3.97	7.72
Total from investment operations	$4.35	$5.30	$(6.39)	$8.50	$4.00	$7.74
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.07)	$(0.06)	$(0.07)	$(0.12)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.48)	$(2.74)	$(3.40)	$(1.37)	$(2.39)
Net asset value, end of period (x)	$35.36	$31.01	$29.19	$38.32	$33.22	$30.59
Total return (%) (r)(s)(t)(x)	14.03(n)	18.25	(16.96)	25.89	13.23	30.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.46	1.46	1.45	1.46	1.46
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	(0.12)(a)	0.08	0.01	(0.13)	0.11	0.08
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$4,323	$4,699	$10,691	$14,357	$14,030	$16,036

See Notes to Financial Statements

Massachusetts Investors Trust
Financial Highlights - continued
Class R2	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.71	$29.80	$39.05	$33.73	$30.98	$25.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.19	$0.17	$0.14	$0.18	$0.19
Net realized and unrealized gain (loss)	4.46	5.40	(6.51)	8.69	4.04	7.77
Total from investment operations	$4.53	$5.59	$(6.34)	$8.83	$4.22	$7.96
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.24)	$(0.17)	$(0.17)	$(0.13)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.68)	$(2.91)	$(3.51)	$(1.47)	$(2.40)
Net asset value, end of period (x)	$36.24	$31.71	$29.80	$39.05	$33.73	$30.98
Total return (%) (r)(s)(t)(x)	14.29(n)	18.86	(16.53)	26.53	13.81	31.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.96	0.96	0.95	0.96	0.96
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.40(a)	0.61	0.51	0.38	0.61	0.63
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$77,355	$72,960	$73,753	$98,721	$97,452	$126,846
Class R3	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$33.84	$31.58	$41.17	$35.40	$32.44	$26.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.27	$0.23	$0.27	$0.27
Net realized and unrealized gain (loss)	4.76	5.73	(6.88)	9.16	4.24	8.12
Total from investment operations	$4.88	$6.02	$(6.61)	$9.39	$4.51	$8.39
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.31)	$(0.28)	$(0.25)	$(0.20)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.76)	$(2.98)	$(3.62)	$(1.55)	$(2.47)
Net asset value, end of period (x)	$38.72	$33.84	$31.58	$41.17	$35.40	$32.44
Total return (%) (r)(s)(t)(x)	14.42(n)	19.16	(16.33)	26.86	14.09	31.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.71	0.71	0.70	0.71	0.71
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.64(a)	0.85	0.76	0.56	0.86	0.87
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$199,279	$201,128	$216,939	$329,365	$268,506	$298,778

See Notes to Financial Statements

Massachusetts Investors Trust
Financial Highlights - continued
Class R4	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$34.83	$32.41	$42.18	$36.19	$33.13	$27.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.38	$0.37	$0.34	$0.36	$0.36
Net realized and unrealized gain (loss)	4.91	5.89	(7.06)	9.37	4.34	8.28
Total from investment operations	$5.08	$6.27	$(6.69)	$9.71	$4.70	$8.64
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.41)	$(0.38)	$(0.34)	$(0.28)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.85)	$(3.08)	$(3.72)	$(1.64)	$(2.55)
Net asset value, end of period (x)	$39.91	$34.83	$32.41	$42.18	$36.19	$33.13
Total return (%) (r)(s)(t)(x)	14.59(n)	19.45	(16.14)	27.16	14.38	32.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.46	0.46	0.45	0.46	0.46
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.89(a)	1.09	1.01	0.82	1.11	1.13
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$49,477	$54,005	$62,504	$84,717	$72,574	$75,864
Class R6	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$32.74	$30.66	$40.09	$34.55	$31.69	$25.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.39	$0.38	$0.34	$0.37	$0.37
Net realized and unrealized gain (loss)	4.62	5.57	(6.70)	8.95	4.15	7.95
Total from investment operations	$4.79	$5.96	$(6.32)	$9.29	$4.52	$8.32
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.44)	$(0.41)	$(0.36)	$(0.31)
From net realized gain	—	(3.46)	(2.67)	(3.34)	(1.30)	(2.27)
Total distributions declared to shareholders	$—	$(3.88)	$(3.11)	$(3.75)	$(1.66)	$(2.58)
Net asset value, end of period (x)	$37.53	$32.74	$30.66	$40.09	$34.55	$31.69
Total return (%) (r)(s)(t)(x)	14.63(n)	19.55	(16.06)	27.25	14.50	32.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.37(a)	0.38	0.38	0.37	0.38	0.38
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.97(a)	1.19	1.10	0.87	1.19	1.21
Portfolio turnover rate	11(n)	20	10	13	16	16
Net assets at end of period (000 omitted)	$1,238,612	$1,158,846	$1,099,102	$1,274,122	$1,135,316	$1,006,215

See Notes to Financial Statements

Massachusetts Investors Trust
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Massachusetts Investors Trust
Notes to Financial Statements (unaudited)
(1)  Business and Organization
Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,519,765,179	$—	$—	$6,519,765,179
France	—	102,513,435	—	102,513,435
Israel	85,751,655	—	—	85,751,655
Netherlands	78,355,513	—	—	78,355,513
United Kingdom	43,761,937	—	—	43,761,937
Canada	35,219,157	—	—	35,219,157
Mutual Funds	60,201,026	—	—	60,201,026
Total	$6,823,054,467	$102,513,435	$—	$6,925,567,902
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$58,640,119
Long-term capital gains	604,641,444
Total distributions	$663,281,563
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$3,468,309,974
Gross appreciation	3,508,645,871
Gross depreciation	(51,387,943)
Net unrealized appreciation (depreciation)	$3,457,257,928
As of 12/31/23
Undistributed ordinary income	2,915,264
Undistributed long-term capital gain	64,655,535
Other temporary differences	22,490
Net unrealized appreciation (depreciation)	3,001,488,476
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Class A	$—	$379,431,259
Class B	—	1,609,537
Class C	—	8,238,547
Class I	—	109,760,401
Class R1	—	539,110
Class R2	—	7,683,723
Class R3	—	20,902,587
Class R4	—	5,447,798
Class R6	—	129,668,601
Total	$—	$663,281,563
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $120,855 for the six months ended June 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,915,036
Class B	0.75%	0.25%	1.00%	1.00%	74,341
Class C	0.75%	0.25%	1.00%	1.00%	392,210
Class R1	0.75%	0.25%	1.00%	1.00%	21,526
Class R2	0.25%	0.25%	0.50%	0.50%	187,688
Class R3	—	0.25%	0.25%	0.25%	250,674
Total Distribution and Service Fees					$5,841,475
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended June 30, 2024, this rebate amounted to $13,244, $4, and $8 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2024, were as follows:
Amount
Class A	$11,881
Class B	1,574
Class C	939
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2024, the fee was $444,272, which equated to 0.0134% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended June 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,143,459.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0093% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $175 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended June 30, 2024.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $494,184.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $32,940, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $728,400,918 and $1,055,977,282, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,011,288	$74,094,784	4,086,480	$140,368,898
Class B	666	23,031	2,541	82,695
Class C	109,875	3,702,507	274,474	8,679,884
Class I	1,007,332	35,390,469	2,525,442	82,704,561
Class R1	5,547	183,444	27,469	848,796
Class R2	85,746	2,920,877	274,815	8,697,646
Class R3	168,408	6,117,085	463,735	15,546,460
Class R4	138,830	5,250,456	113,176	3,888,366
Class R6	1,875,081	65,954,782	4,980,594	162,429,129
	5,402,773	$193,637,435	12,748,726	$423,246,435
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	10,340,516	$354,678,550
Class B	—	—	49,360	1,606,923
Class C	—	—	251,197	7,891,119
Class I	—	—	3,044,164	99,671,641
Class R1	—	—	17,270	539,110
Class R2	—	—	241,875	7,668,110
Class R3	—	—	617,841	20,902,587
Class R4	—	—	156,387	5,446,020
Class R6	—	—	3,869,144	126,711,332
	—	$—	18,587,754	$625,115,392

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,869,614)	$(216,622,055)	(13,178,669)	$(451,589,148)
Class B	(138,905)	(4,833,466)	(270,307)	(8,830,284)
Class C	(481,617)	(16,190,782)	(757,538)	(24,021,885)
Class I	(2,168,822)	(75,654,735)	(4,759,322)	(156,771,463)
Class R1	(34,787)	(1,126,366)	(259,451)	(8,045,816)
Class R2	(252,151)	(8,597,972)	(690,779)	(21,951,226)
Class R3	(965,870)	(35,312,373)	(2,007,793)	(67,960,894)
Class R4	(449,483)	(16,469,993)	(647,600)	(22,152,944)
Class R6	(4,262,791)	(150,972,343)	(9,302,587)	(305,525,704)
	(14,624,040)	$(525,780,085)	(31,874,046)	$(1,066,849,364)
Net change
Class A	(3,858,326)	$(142,527,271)	1,248,327	$43,458,300
Class B	(138,239)	(4,810,435)	(218,406)	(7,140,666)
Class C	(371,742)	(12,488,275)	(231,867)	(7,450,882)
Class I	(1,161,490)	(40,264,266)	810,284	25,604,739
Class R1	(29,240)	(942,922)	(214,712)	(6,657,910)
Class R2	(166,405)	(5,677,095)	(174,089)	(5,585,470)
Class R3	(797,462)	(29,195,288)	(926,217)	(31,511,847)
Class R4	(310,653)	(11,219,537)	(378,037)	(12,818,558)
Class R6	(2,387,710)	(85,017,561)	(452,849)	(16,385,243)
	(9,221,267)	$(332,142,650)	(537,566)	$(18,487,537)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $16,237 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,188,714	$378,924,199	$330,904,852	$(6,093)	$(942)	$60,201,026

Massachusetts Investors Trust
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,015,364	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for Massachusetts Investors Trust.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for Massachusetts Investors Trust.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for Massachusetts Investors Trust.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2024

*  Print name and title of each signing officer under his or her signature.